Mandatory convertible debentures (FY) (Tables)	6 Months Ended	12 Months Ended
	Jan. 31, 2025	Jul. 31, 2024
Mandatory Convertible Debenture [Abstract]
Mandatory Convertible Debentures
Continuity of the Company’s mandatory convertible debentures is as follows:

Balance as at August 1, 2023	$—
Issued	100,000
Change in fair value of mandatory convertible debentures	27,500
Balance as at July 31, 2024	$127,500
Change in fair value of mandatory convertible debentures	(70,500)
Conversion of debentures	(57,000)
Balance as at January 31, 2025	$—

Key Inputs used for Revaluation of Mandatory Convertible Debentures
The key inputs used in the Monte Carlo model for the revaluation of the mandatory convertible debentures as at July 31, 2024 are set out in the table below. In October 2024, the mandatory convertible debentures were automatically converted into shares and warrants to be issued. Immediately prior to conversion, the Company revalued the mandatory convertible debentures. The fair value of the shares were valued using a share price of $0.34 and the warrants using the Black-Scholes option pricing model (Note 13).

As at July 31, 2024
Probability of De-SPAC Transaction closing by maturity date	85%
Risk-free interest rate	4.42%
Expected term (years)	0.19
Expected annual volatility for the Company	92.5%
Expected annual volatility for Focus Impact	2.5%
Common conversion ratio	0.083
Foreign exchange rate	0.7242

DevvStream Holdings, Inc. [Member]
Mandatory Convertible Debenture [Abstract]
Mandatory Convertible Debentures
A continuity of the Company’s mandatory convertible debentures is as follows:

Balance as at August 1, 2023	$—
Issued	100,000
Unrealized loss on mandatory convertible debentures	27,500
Balance as at July 31, 2024	$127,500

Key Inputs used for Revaluation of Mandatory Convertible Debentures
The key inputs used in the Monte Carlo model for the revaluation of the mandatory convertible debentures as at July 31, 2024 were as follows:

As at July 31, 2024
Probability of De-SPAC Transaction closing by maturity date	85%
Risk-free interest rate	4.42%
Expected term (years)	0.19
Expected annual volatility for the Company	92.5%
Expected annual volatility for Focus Impact	2.5%
Common conversion ratio	0.083
Foreign exchange rate	0.7242